Reconciliation of Financial Statement to Form 5500 (Net Assets Available for Benefits) (Details) - EBP002 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Employee Benefit Plan, Net Asset Available for Benefit, End of year	$ 11,530	$ 10,830
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(42)	(82)
EBP, Form 5500 Caption, Net Assets	$ 11,488	$ 10,748